Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 1,093,611	₩ 912,400	₩ 2,407,523
Interest on hybrid bonds	(17,283)	(14,766)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares	1,145,937	947,831	1,271,395
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 0	₩ 1,147,594
Continuing operation	₩ 4,954	₩ 4,118	₩ 3,614
Parent Company [Member]
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 1,093,611	₩ 912,400	₩ 1,217,520
Interest on hybrid bonds	(17,283)	(14,766)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares	1,076,328	897,634	1,202,754
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 0	₩ 1,190,003
Weighted average number of common shares outstanding	217,264,615	217,994,490	332,761,592
Continuing operation	₩ 4,954	₩ 4,118	₩ 3,614
Discontinued operation	₩ 0	₩ 0	₩ 3,576